STOCKHOLDERS’ DEFICIT	1 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
STOCKHOLDERS’ DEFICIT

NOTE 4 – SHAREHOLDERS’ EQUITY

During the period August 30, 2024 (inception) through September 30, 2024, the Company issued one ordinary share with a par value of $0.0001 to its parent, WinVest Acquistion Corp.

NOTE 7 – STOCKHOLDERS’ DEFICIT

Common Stock

The Company’s Certificate of Incorporation authorizes the issuance of 100,000,000 shares of Common Stock, par value $0.0001, and 1,000,000 shares of undesignated preferred stock, par value $0.0001.

In March 2021, the Company issued 2,875,000 Founder Shares at a price of approximately $0.01 per share for total cash of $25,000. There are no shares of preferred stock outstanding as of December 31, 2024 and 2023.

Rights

The registration statement pursuant to which the Company registered its securities offered in the Initial Public Offering was declared effective on September 14, 2021. On September 17, 2021, the Company consummated its Initial Public Offering of 10,000,000 Units. Each Unit consists of one share of Common Stock of the Company, $0.0001 par value per share, one redeemable warrant, with each Public Warrant entitling the holder thereof to purchase one-half (1/2) of one share of Common Stock at an exercise price of $11.50 per whole share, subject to adjustment, and one Right, with each Right entitling the holder thereof to receive one-fifteenth (1/15) of one share of Common Stock upon the consummation by the Company of an Initial Business Combination. Each Right may be traded separately. If the Company is unable to complete an Initial Business Combination within the required time period and the Company liquidates the funds held in the Trust Account, holders of Rights will not receive any such funds for their Rights, and the Rights will expire worthless.

Public Warrants

Each redeemable warrant entitles the registered holder to purchase one half of one share of Common Stock at a price of $11.50 per full share, subject to adjustment as discussed below, at any time commencing on the later of the completion of an Initial Business Combination and 12 months from the closing of the Initial Public Offering. No warrants will be exercisable for cash unless the Company has an effective and current registration statement covering the shares of Common Stock issuable upon exercise of the warrants and a current prospectus relating to such shares of Common Stock. Notwithstanding the foregoing, if a registration statement covering the shares of Common Stock issuable upon exercise of the warrants is not effective within 90 days from the consummation of the Initial Business Combination, warrant holders may, until such time as there is an effective registration statement and during any period when we shall have failed to maintain an effective registration statement, exercise warrants on a cashless basis. The warrants will expire five years from the consummation of an Initial Business Combination.

The Company may call the outstanding warrants for redemption (excluding the Private Placement Warrants and warrants that may be issued upon conversion of working capital loans), in whole and not in part, at a price of $0.01 per warrant:

●	at any time while the warrants are exercisable;
●	upon not less than 30 days’ prior written notice of redemption to each warrant holder;
●	if, and only if, the reported last sale price of the shares of Common Stock equals or exceeds $16.50 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations), for any 20 trading days within a 30-day trading period ending on the third business day prior to the notice of redemption to warrant holders (the “Force-Call Provision”), and
●	if, and only if, there is a current registration statement in effect with respect to the shares of Common Stock underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.

The right to exercise will be forfeited unless the warrants are exercised prior to the date specified in the notice of redemption. On and after the redemption date, a record holder of a warrant will have no further rights except to receive the redemption price for such holder’s warrant upon surrender of such warrant.

The redemption criteria for our warrants have been established at a price which is intended to provide warrant holders a reasonable premium to the initial exercise price and provide a sufficient differential between the then-prevailing share price and the warrant exercise price so that if the share price declines as a result of our redemption call, the redemption will not cause the share price to drop below the exercise price of the warrants.

If the Company calls the warrants for redemption as described above, management of the Company will have the option to require all holders that wish to exercise warrants to do so on a “cashless basis.”

In addition, if (x) the Company issues additional shares of Common Stock or equity-linked securities for capital raising purposes in connection with the closing of the Initial Business Combination at an issue price or effective issue price of less than $9.50 per share of Common Stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for funding the Initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Common Stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummates the Initial Business Combination (such price, the “Market Value”) is below $9.50 per share, the Warrant Price shall be adjusted (to the nearest cent) to be equal to 115% of the Market Value, and the last sales price of the Common Stock that triggers the Company’s right to redeem the Warrants pursuant to Section 6.1 below shall be adjusted (to the nearest cent) to be equal to 165% of the Market Value.

The Private Placement Warrants, as well as any warrants the Company issues to the Sponsor, officers, directors, initial stockholders or their affiliates in payment of working capital loans made to the Company, will be identical to the warrants underlying the Units being offered in the Initial Public Offering.

Xtribe PLC [Member]
Restructuring Cost and Reserve [Line Items]
STOCKHOLDERS’ DEFICIT		NOTE 11 – EQUITY During the six months ended June 30, 2024, the Company issued 32,524 Series A Ordinary shares. The Company did not issue any shares during the six months ended June 30, 2023.		NOTE 12 – EQUITY The Company has not issued any shares during 2023 and 2022.